Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of consolidated financial statements
	As of December 31,
	2019	2020
Balance sheet items, except for equity accounts	6.9762	6.5249
	Years ended December 31,
	2019	2020
Items in the statements of operations and comprehensive loss	6.8985	6.8976